Consolidated statement of income (Parenthetical) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 10,489	€ 5,323	€ 20,063	€ 9,801
of which: calculated based on the effective interest rate method		€ 8,100	€ 4,300	€ 15,800	€ 7,900

[1]	Interest and similar income of € 8.1 billion for the three months ended June 30, 2023 and € 4.3 billion for the three months ended June 30, 2022
, € 15.8 billion for the six months ended June 30, 2023 and € 7.9 billion for the six months ended June 30, 2022 was calculated based on the effective interest method